Wells, pipelines, properties, plant and equipment, net - Summary of Impairment or Reversal of Impairment of Fixed Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 138,611,470	$ 183,635,685
Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	59,876,872	57,078,940
Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	48,166,092	41,073,212
Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	18,696,336	68,093,035
Morelos Petrochemical complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	9,397,241	0
Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 2,474,929	$ 17,390,498